Share-based compensation - Summary of Restricted Stock Units Activities Under All Incentive Plans (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs unvested at beginning of period		75,830,495
Number of RSUs, granted	18,899,005	22,322,425
Number of RSUs, vested	(34,568,420)	(15,183,045)
Number of RSUs, Canceled/forfeited	(3,954,590)	(10,052,130)
Number of RSUs unvested at end of period	53,293,740	72,917,745
Weighted-average grant date fair value at beginning of period	$ 0.5452	$ 0.429
Weighted-average grant date fair value, granted	0.7949	0.7675
Weighted-average grant date fair value, vested	0.4956	0.4803
Weighted-average grant date fair value, Canceled/forfeited	0.758	0.4644
Weighted-average grant date fair value at end of period	$ 0.651	$ 0.5452